Employee retirement benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee retirement benefit
Contributions and accruals to employee retirement benefit plan	¥ 592,786	¥ 455,559	¥ 370,055